Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

April 30, 2017

Dates Covered
Collections Period	04/01/17 - 04/30/17
Interest Accrual Period	04/17/17 - 05/14/17
30/360 Days	30
Actual/360 Days	28
Distribution Date	05/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/17	770,554,227.86	38,941
Yield Supplement Overcollateralization Amount 03/31/17	35,026,398.02	0
Receivables Balance 03/31/17	805,580,625.88	38,941
Principal Payments	25,078,837.60	1,114
Defaulted Receivables	2,018,742.11	89
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/17	33,598,927.42	0
Pool Balance at 04/30/17	744,884,118.75	37,738

Pool Statistics	$ Amount	# of Accounts
Pool Factor	77.05%
Prepayment ABS Speed	1.53%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	11,968,593.10	553
Past Due 61-90 days	3,595,577.32	169
Past Due 91-120 days	610,778.96	37
Past Due 121+ days	0.00	0
Total	16,174,949.38	759

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.08%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.54%
Delinquency Trigger Occurred	NO

Recoveries	1,036,606.28
Aggregate Net Losses/(Gains) - April 2017	982,135.83
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.46%
Prior Net Losses Ratio	1.43%
Second Prior Net Losses Ratio	1.65%
Third Prior Net Losses Ratio	1.52%
Four Month Average	1.52%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.69%

Overcollateralization Target Amount	33,519,785.34
Actual Overcollateralization	33,519,785.34
Weighted Average APR	4.24%
Weighted Average APR, Yield Adjusted	6.18%
Weighted Average Remaining Term	58.38

Flow of Funds	$ Amount

Collections	28,753,440.52
Investment Earnings on Cash Accounts	15,003.69
Servicing Fee	(671,317.19)
Transfer to Collection Account	0.00
Available Funds	28,097,127.02

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	728,615.51
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	24,514,954.20
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,816,059.56

Total Distributions of Available Funds	28,097,127.02

Servicing Fee	671,317.19
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 04/17/17	735,879,287.61
Principal Paid	24,514,954.20
Note Balance @ 05/15/17	711,364,333.41

Class A-1
Note Balance @ 04/17/17	0.00
Principal Paid	0.00
Note Balance @ 05/15/17	0.00
Note Factor @ 05/15/17	0.0000000%

Class A-2
Note Balance @ 04/17/17	310,389,287.61
Principal Paid	24,514,954.20
Note Balance @ 05/15/17	285,874,333.41
Note Factor @ 05/15/17	88.2328190%

Class A-3
Note Balance @ 04/17/17	324,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/17	324,000,000.00
Note Factor @ 05/15/17	100.0000000%

Class A-4
Note Balance @ 04/17/17	75,480,000.00
Principal Paid	0.00
Note Balance @ 05/15/17	75,480,000.00
Note Factor @ 05/15/17	100.0000000%

Class B
Note Balance @ 04/17/17	26,010,000.00
Principal Paid	0.00
Note Balance @ 05/15/17	26,010,000.00
Note Factor @ 05/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	766,113.26
Total Principal Paid	24,514,954.20
Total Paid	25,281,067.46

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	284,523.51
Principal Paid	24,514,954.20
Total Paid to A-2 Holders	24,799,477.71

Class A-3
Coupon	1.30000%
Interest Paid	351,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	351,000.00

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8137243
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.0384648
Total Distribution Amount	26.8521891

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.8781590
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	75.6634389
Total A-2 Distribution Amount	76.5415979

A-3 Interest Distribution Amount	1.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.0833333

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 04/17/17	2,407,920.41
Investment Earnings	1,219.30
Investment Earnings Paid	(1,219.30)
Deposit/(Withdrawal)	-
Balance as of 05/15/17	2,407,920.41
Change	-

Required Reserve Amount	2,407,920.41